SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Jun. 30, 2026
Production Line [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful	5 years
Production Line [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful	4 years
Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful	10 years